Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of share capital
	June 30, 2021		December 31, 2020		June 30, 2020
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of no par value each	3,600,000,000	317,686,651	1,800,000,000	145,148,593	1,000,000,000	563,521,454

Schedule of issued and outstanding share capital
Number of ordinary shares
Balance at January 1, 2021	145,148,593

Cancellation of shares	(182)

Issuance of share capital – March 2021 Financing Round (Note 4d)	128,284,240

Exercise of November 2020 Warrants (Note 4c)	30,254,000

Exercise of Pre-funded warrants (Note 4d)	14,000,000

Balance at June 30, 2021	317,686,651